Annual Total Returns (Vanguard S&P Small-Cap 600 Growth Index Fund - ETF Shares ETF) (Vanguard S&P Small-Cap 600 Growth Index Fund, Vanguard S&P Small-Cap 600 Growth Index Fund - ETF Shares)	12 Months Ended
Aug. 31, 2014
Vanguard S&P Small-Cap 600 Growth Index Fund | Vanguard S&P Small-Cap 600 Growth Index Fund - ETF Shares
Annual Total Return
2013	42.42%
2012	14.37%
2011	3.41%